Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Hyperinflation adjustment	€ 680	€ 247
Other reserves
Increase (decrease) through acquisition of subsidiary, equity	(59)
Non- controlling interest
Increase (decrease) through acquisition of subsidiary, equity	€ 28